FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Financial Instruments [Abstract]
Cash and balances at central banks	$ 215,716	$ 209,858
Amounts due from banks	20,514	19,243
Receivables from securities financing transactions measured at amortized cost	83,553	83,656
Cash collateral receivables on derivative instruments	51,314	41,552
Loans and advances to customers	667,391	658,760
Other financial assets measured at amortized cost	72,437	72,025
Fair value
Disclosure Of Financial Instruments [Abstract]
Cash and balances at central banks	215,700	209,900
Amounts due from banks	20,500	19,200
Receivables from securities financing transactions measured at amortized cost	83,600	83,700
Cash collateral receivables on derivative instruments	51,300	41,600
Loans and advances to customers	658,000	650,200
Other financial assets measured at amortized cost	$ 71,400	$ 71,300